Cover	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Feb. 06, 2023
Entity File Number	001-36461
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Central Index Key	0001413837
Entity Tax Identification Number	20-8639702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	638-9636
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false